Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ (1,274)	$ (750)	$ (2,348)	$ (1,224)
Deferred	(275)	0	(823)	81
Income tax expense	$ (1,549)	$ (750)	$ (3,171)	$ (1,143)